Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 554
2016	522
2017	447
Thereafter	0
Estimated amortization expense	$ 1,523